Aircraft Support Parts	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Aircraft Support Parts
Note 4 – Aircraft Support Parts
Aircraft support parts consist of the following:

	As of June 30, 2023	As of December 31, 2022
Repairables and expendables	$434,894	$1,734,292
Other support parts	—	26,978

Total aircraft support parts	$434,894	$1,761,270

BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Aircraft Support Parts
Note 5 – Aircraft Support Parts
Aircraft support parts consist of the following:

	As of December 31,
	2022	2021
Repairables and expendables	$1,734,292	$1,855,143
Other support parts	26,978	89,517

Total aircraft support parts	$1,761,270	$1,944,660